(3) Acquisitions, Goodwill and Other Intangible Assets (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Notes
(3) Acquisitions, Goodwill and Other Intangible Assets

(3)                 Acquisitions, Goodwill and Other Intangible Assets

As of September 30, 2012, the Company had recorded goodwill and intangible assets related to the acquisition of controlling interest of Midwest, Court Programs, Bishop Rock Software, and International Surveillance Services Corp (“ISS”).  The Company has also entered into a license agreement related to the use of certain patents. The following tables summarize the activity and balance of goodwill and intangible assets for the fiscal years ended September 30, 2012 and 2011:

	Midwest Monitoring & Surveillance	Court Programs, Inc.	Bishop Rock Software	Patent	International Surveillance Services Corp.	Total

Goodwill	$ 375,000	$ -	$ -	$ -	$ -	$ 375,000
Other intangible assets
Trade name	120,000	99,000	10,000	-	-	229,000
Software	-	-	380,001	-	-	380,001
Customer relationships	-	6,000	-	-	-	6,000
Patent license agreement	-	-	-	50,000	-	50,000
Non-compete agreements	2,000	6,000	-	-	-	8,000
Royalty agreement	-	-	-	-	5,003,583	5,003,583
Total other intangible assets	122,000	111,000	390,001	50,000	5,003,583	5,676,584
Accumulated amortization	(40,664)	(43,700)	(390,001)	(14,816)	(312,724)	(801,905)
Other intangible assets, net of accumulated amortization	81,336	67,300	-	35,184	4,690,859	4,874,679
Total goodwill and other intangible assets, net of amortization	$ 456,336	$ 67,300	$ -	$ 35,184	$ 4,690,859	$ 5,249,679

	Midwest Monitoring & Surveillance	Court Programs, Inc.	Bishop Rock Software	Patent	International Surveillance Services Corp.	Total

Goodwill	$ 3,401,327	$ 2,488,068	$ -	$ -	$ -	$ 5,889,395
Other intangible assets
Trade name	120,000	99,000	10,000	-	-	229,000
Software	-	-	380,001	-	-	380,001
Customer relationships	-	6,000	-	-	-	6,000
Patent license agreement	-	-	-	50,000	-	50,000
Non-compete agreements	2,000	6,000	-	-	-	8,000
Royalty agreement	-	-	-	-	5,003,583	5,003,583
Total other intangible assets	122,000	111,000	390,001	50,000	5,003,583	5,676,584
Accumulated amortization	(32,667)	(35,900)	(345,022)	(9,259)	(62,545)	(485,393)
Other intangible assets, net of accumulated amortization	89,333	75,100	44,979	40,741	4,941,038	5,191,191
Total goodwill and other intangible assets, net of amortization	$ 3,490,660	$ 2,563,168	$ 44,979	$ 40,741	$ 4,941,038	$ 11,080,586

The following table summarizes the future maturities of amortization of intangible assets as of September 30, 2012:

Fiscal Year	Midwest Monitoring & Surveillance	Court Programs, Inc.	Bishop Rock Software	Patent	International Surveillance Services Corp.	Total

2013	$ 8,000	$ 6,800	$ -	$ 5,556	$ 250,179	$ 270,535
2014	8,000	6,600	-	5,556	250,179	270,335
2015	8,000	6,600	-	5,556	250,179	270,335
2016	8,000	6,600	-	5,556	250,179	270,335
2017	8,000	6,600	-	5,556	250,179	270,335
Thereafter	41,336	34,100	-	7,404	3,439,964	3,522,804

Total	$ 81,336	$ 67,300	$ -	$ 35,184	$ 4,690,859	$ 4,874,679

Midwest Monitoring & Surveillance

Effective December 1, 2007, the Company purchased a 51 percent ownership interest, including a voting interest, in Midwest Monitoring & Surveillance, Inc. (“Midwest”).  Midwest provides electronic monitoring for individuals on parole. The Company completed the purchase of the remaining ownership interest effective June 30, 2011.

The Company recorded a goodwill impairment expense of $3,026,327 for the fiscal year ended September 30, 2012.  As of September 30, 2012, the Company had a balance of goodwill of $375,000 and $122,000 of other intangible assets, as noted in the table above.

During the fiscal years ended 2012 and 2011, the Company recorded $7,997 and $8,000 of amortization expense for Midwest intangible assets, resulting in a total accumulated amortization of $40,664 and $32,667, and net other intangible assets of $81,336, and $89,333, respectively.

Subsequent to the fiscal year ended September 30, 2012, the Company entered into a Stock Purchase Agreement whereby two former principals of Midwest purchased from the Company all the issued and outstanding capital stock of Midwest for $750,000, payable as follows:  (a) forgiveness of $650,000 in debt obligations owed by the Company to the former Midwest principals, and (b) cash of $100,000 payable under a note on or before April 1, 2013.

Court Programs

Effective December 1, 2007, the Company purchased a 51 percent ownership interest, including a voting interest, in Court Programs, Inc., a Mississippi corporation, Court Programs of Northern Florida, Inc., a Florida corporation, and Court Programs of Florida, Inc., a Florida corporation (collectively, “Court Programs”).  The Company purchased the remaining 49 percent ownership interest effective March 1, 2010.  Court Programs is a distributor of electronic monitoring devices to courts providing a solution to monitor individuals on probation.  The Company acquired Court Programs to utilize its preexisting business relationships to gain more market share and expand available service offerings. During the fiscal year ended September 30, 2012, the Company sold various territories in the state of Florida to various distributors that were previously serviced by Court Programs of Florida, Inc., a wholly-owned subsidiary of SecureAlert.

The Company recorded goodwill impairment expense of $2,488,068 for the fiscal year ended September 30, 2012.  As of September 30, 2012, the Company had a balance of goodwill of $0 and $111,000 of other intangible assets, as noted in the table above.

During the fiscal years ended 2012 and 2011, the Company recorded $7,800 and $7,800 of amortization expense on intangible assets for Court Programs, resulting in a total accumulated amortization of $43,700 and $35,900 and net other intangible assets of $67,300 and $75,100, respectively.

Bishop Rock Software

Effective January 14, 2009, the Company purchased all of the assets of Bishop Rock Software, Inc., a California corporation through a wholly-owned subsidiary, SecureAlert Enterprise Solutions, Inc. During the fiscal year ended 2011, SecureAlert Enterprise Solutions, Inc. merged into SecureAlert Monitoring, Inc. During the fiscal years ended 2012 and 2011, the Company recorded $44,979 and $127,334 of amortization expense on intangible assets for Bishop Rock Software, resulting in a total accumulated amortization of $390,001 and $345,022 and net intangible assets of $0 and $44,979, respectively.

Patent

On January 29, 2010, the Company and Satellite Tracking of People, LLC (“STOP”) entered into a license agreement whereby STOP granted to Company a non-exclusive license under U.S. Patent No. 6,405,213 and any and all patents issuing from continuation, continuation-in-part, divisional, reexamination and reissues thereof and along with all foreign counterparts, to make, have made, use, sell, offer to sell and import covered products in SecureAlert’s present and future business.  The license granted will continue for so long as any of the licensed patents have enforceable rights.  The license granted is not assignable or transferable except for sublicenses within the scope of its license to the Company’s subsidiaries.

The Company agreed to pay $50,000 as consideration for the use of this patent.  Of the $50,000, $25,000 was paid during the fiscal year ended September 30, 2010 and the balance was paid on February 3, 2011.

During the fiscal years ended 2012 and 2011, the Company recorded $5,557 and $5,555 of amortization expense for the patent, resulting in a total accumulated amortization of $14,816 and $9,259, and net other intangible assets of $35,184, and $40,741, respectively.

International Surveillance Services Corp.

Effective July 1, 2011, the Company entered into a stock purchase agreement and purchased ISS, a Puerto Rico corporation, in consideration of 62,000,000 shares of its common stock.  ISS is an international distributor of electronic monitoring devices to individuals on parole or probation.  The Company acquired ISS to utilize the knowledge and connections the company has in Central and South America and to acquire the rights to its territorial commissions that were being paid to ISS.

As of September 30, 2012, the Company had a balance of goodwill of $0 and $5,003,583 of other intangible assets, as noted in the table above.

The Company recorded $250,179 of amortization expense on intangible assets for ISS during the fiscal year ended September 30, 2012, resulting in a total accumulated amortization of $312,724 and net other intangible assets of $4,690,859.